Schedule of current and non-current prepayments and other assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Prepayments And Other Assets
Advance to vendors (net of allowance)		₨ 1,827,433	₨ 1,298,798
Advance to joint venture (net of allowance) (Refer note 41)			6,319
Balance with statutory authorities		241,796	98,823
Prepaid expenses		70,426	63,399
Due from employees		23,801	8,328
Others			12,194
Total		2,163,456	1,487,861
Non-current
Prepaid expenses		610	755
Total	$ 7	₨ 610	₨ 755